Income Taxes (Details) $ in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Income Tax [Line Items]
Deferred tax assets	$ 2,954				$ 49,984
Foreign tax credit expire date	The credits are due to expire between 2025 and 2033.	The credits are due to expire between 2025 and 2033.	The credits are due to expire between 2025 and 2033.
Tax losses	$ 90,500	$ 13.1
Loss carry forwards expire	expire starting in 2038	expire starting in 2038	expire starting in 2038
Deductible temporary no deferred tax asset	$ 83,300
Taxable income generated percentage	30.00%	30.00%	30.00%
Annual allowance of unrestricted taxable income (in Pounds) | £			£ 5
Deferred tax asset	$ 7,400
Deductible temporary no deferred tax asset	$ 16,000
Cumulative pre-tax income	3 years	3 years	3 years
Canada [Member]
Income Tax [Line Items]
Deferred tax assets	$ 3,000
Foreign tax credits to offset taxes payable	11,400
Recognized referred tax asset	3,000
Canada [Member] | Loss Carry Forwards [Member]
Income Tax [Line Items]
Deferred tax assets	10,600
United Kingdom [Member]
Income Tax [Line Items]
Deferred tax assets				$ 31.3
Foreign tax credits	9,200
Tax losses	$ 125,100
Taxable income generated percentage	50.00%	50.00%	50.00%
Unused interest deduction	$ 329,600
United States [Member]
Income Tax [Line Items]
Foreign tax credits	145,100
Tax losses	$ 7,700
Taxable income generated percentage	80.00%	80.00%	80.00%
Unrestricted taxable income not subject to limitation	50.00%	50.00%	50.00%
Brazil [Member]
Income Tax [Line Items]
Recognized referred tax asset	$ 1,100
Tax losses	3,100
Deductible temporary no deferred tax asset	$ 602,300